As filed with the Securities and Exchange Commission on May 19, 2016

1933 Act File No. 002-82572
1940 Act File No. 811-03690
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 49	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 49	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact Name of Registrant as Specified in Charter)
40 Wall Street
New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (212) 858-8000
Mary Carty, Esq.
First Investors Tax Exempt Funds
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)
Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 48 to the Registrant’s registration statement on April 27, 2016.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 19th day of May 2016.
FIRST INVESTORS TAX EXEMPT FUNDS

By:	/s/ William M. Lipkus
William M. Lipkus
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 49 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ William M. Lipkus	President	May 19, 2016
William M. Lipkus

/s/ Joseph I. Benedek	Treasurer	May 19, 2016
Joseph I. Benedek

/s/ Susan E. Artmann	Trustee	May 19, 2016
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	May 19, 2016
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	May 19, 2016
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	May 19, 2016
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	May 19, 2016
Mark R. Ward*

* By:	/s/ Mary Carty
Mary Carty
(Attorney-in-Fact)

Exhibit Index

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase